Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	0000914036
Amendment Flag	false
Document Creation Date	Sep. 14, 2012
Document Effective Date	Sep. 14, 2012
Prospectus Date	Apr. 30, 2012